Regulatory framework (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Framework
Schedule of electricity rate
Resolution	Date	What it approves	Effective as from
SE No. 323/2023	April 29, 2023	Seasonal reference prices (1)	May 1
ENRE No. 399/2023	May 4, 2023	Electricity rate schedules	May 1
ENRE No. 423/2023	May 31, 2023	Electricity rate schedules	June 1
SE No. 612/2023	July 25, 2023	Seasonal reference prices	August 1
ENRE No. 574/2023	August 1, 2023	Electricity rate schedules	August 1
SE No. 884/2023	October 31, 2023	Seasonal reference prices (2)	November 1
ENRE No. 784/2023	November 2, 2023	Electricity rate schedules	November 1
SE No. 7/2024	February 2, 2024	Seasonal reference prices	February 1
ENRE No. 102/2024	February 15, 2024	Electricity rate schedules	February 16

(1)	It approves the Winter Seasonal Programming for the WEM submitted by CAMMESA, relating to the May 1, 2023-October 31, 2023 period.
(2)	It approves the Summer Seasonal Programming for the WEM submitted by CAMMESA, relating to the November 1, 2023-April 30, 2024 period.